LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202
March 31, 2023
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, Swan Hedged Equity US Large Cap ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 31, 2023, and filed electronically as Post-Effective Amendment No. 260 to the Trust’s Registration Statement on Form N-1A on March 28, 2023.
If you have any questions or require further information, please contact Josh Hinderliter at (513) 493-5880 or josh.hinderliter@usbank.com.
Sincerely,
/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Assistant Secretary